UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

4/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09

Issuer	Shares/Par		Value ($)
Bonds – 84.5%
Aerospace – 1.1%
Bombardier, Inc., 6.3%, 2014 (n)		$3,360,000	$2,822,385
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,975,000	666,563
TransDigm Group, Inc., 7.75%, 2014		1,460,000	1,427,150
Vought Aircraft Industries, Inc., 8%, 2011		6,690,000	2,726,175

			$7,642,273

Airlines – 1.0%
AMR Corp., 7.858%, 2011		$2,190,000	$1,817,700
Continental Airlines, Inc., 7.339%, 2014		5,719,000	3,602,970
Continental Airlines, Inc., 6.748%, 2017		1,153,273	784,226
Continental Airlines, Inc., 6.9%, 2018		794,386	564,014

			$6,768,910

Asset Backed & Securitized – 4.9%
Airlie Ltd., CDO, FRN, 3.13%, 2011 (a)(z)		$2,404,646	$518,442
Anthracite Ltd., CDO, 6%, 2037 (z)		5,148,000	411,840
Babson Ltd., CLO, “D”, FRN, 2.631%, 2018 (n)		2,385,000	155,025
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		1,550,377	751,121
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		6,400,848	2,767,303
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049		3,130,000	2,361,893
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051		1,514,262	599,469
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		3,115,000	2,413,453
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		2,948,120	359,640
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		1,467,534	702,257
CWCapital Cobalt Ltd., 5.223%, 2048		870,000	632,778
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,000,000	50,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.392%, 2050 (z)		610,000	24,400
CWCapital Cobalt Ltd., CDO, “G”, FRN, 2.592%, 2050 (z)		1,890,000	75,600
Falcon Franchise Loan LLC, FRN, 4.334%, 2025 (i)(z)		12,219,468	872,470
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		2,000,000	1,034,734
GS Mortgage Securities Corp., 5.56%, 2039		3,570,000	2,932,608
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		4,479,655	1,926,252
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		3,063,359	1,389,205
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		4,945,000	3,751,085
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		2,285,000	359,990
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.993%, 2030 (i)		12,224,905	319,757
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		2,285,000	404,419
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		4,845,929	2,324,134
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		3,115,000	2,161,830
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		1,241,000	558,450
Morgan Stanley Capital I, Inc., 0%, 2039 (i)(z)		21,712,582	479,414
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011 (z)		2,750,000	550,000
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		1,738,692	176,948
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051		4,834,564	2,062,868
Wachovia Credit, CDO, FRN, 2.572%, 2026 (z)		1,320,000	52,800

			$33,180,185

Automotive – 3.0%
Accuride Corp., 8.5%, 2015		$2,785,000	$640,550
Allison Transmission, Inc., 11%, 2015 (n)		5,645,000	3,387,000
FCE Bank PLC, 7.125%, 2012	EUR	7,150,000	7,237,026
Ford Motor Credit Co. LLC, 9.75%, 2010		$2,765,000	2,488,622
Ford Motor Credit Co. LLC, 12%, 2015		3,130,000	2,645,426
Ford Motor Credit Co. LLC, 8%, 2016		1,260,000	961,161
Goodyear Tire & Rubber Co., 9%, 2015		3,425,000	3,116,750

			$20,476,535

1

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 2.9%
Allbritton Communications Co., 7.75%, 2012	$6,575,000	$2,991,625
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	4,420,000	567,049
Canwest Mediaworks, Inc., 9.25%, 2015 (a)(n)	2,890,000	267,325
Clear Channel Communications, 10.75%, 2016 (n)	1,385,000	290,850
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	3,290,000	3,240,650
Lamar Media Corp., 6.625%, 2015	5,465,000	4,290,025
Lamar Media Corp., “C”, 6.625%, 2015	2,950,000	2,256,750
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	449,500
LIN TV Corp., 6.5%, 2013	4,330,000	2,511,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	4,925,000	374,847
Newport Television LLC, 13%, 2017 (n)(p)	5,600,000	75,056
Nexstar Broadcasting Group, Inc., 0.5%, 2014 (p)(z)	4,010,949	1,131,143
Nexstar Broadcasting Group, Inc., 7%, 2014	1,328,000	471,440
Univision Communications, Inc., 9.75%, 2015 (n)(p)	5,735,000	805,290
Young Broadcasting, Inc., 8.75%, 2014 (d)	1,640,000	8,200

		$19,731,150

Brokerage & Asset Managers – 0.4%
Janus Capital Group, Inc., 6.95%, 2017	$3,320,000	$2,153,013
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,875,000	946,875

		$3,099,888

Building – 1.2%
Associated Materials, Inc., 9.75%, 2012	$1,860,000	$1,497,300
Associated Materials, Inc., 11.25%, 2014	2,360,000	849,600
Building Materials Corp. of America, 7.75%, 2014	2,510,000	2,102,125
Nortek, Inc., 10%, 2013	3,515,000	2,249,600
Nortek, Inc., 8.5%, 2014	520,000	114,400
Ply Gem Industries, Inc., 11.75%, 2013	2,410,000	1,397,800

		$8,210,825

Business Services – 1.7%
First Data Corp., 9.875%, 2015	$5,285,000	$3,653,256
Iron Mountain, Inc., 6.625%, 2016	1,880,000	1,795,400
SunGard Data Systems, Inc., 9.125%, 2013	1,720,000	1,642,600
SunGard Data Systems, Inc., 10.25%, 2015	5,078,000	4,417,860

		$11,509,116

Cable TV – 4.8%
CCO Holdings LLC, 8.75%, 2013	$6,625,000	$5,747,188
Charter Communications Holdings LLC, 8.375%, 2014 (n)	2,255,000	2,052,050
Charter Communications Holdings LLC, 10.875%, 2014 (n)	2,725,000	2,711,375
CSC Holdings, Inc., 6.75%, 2012	3,550,000	3,470,125
CSC Holdings, Inc., 8.5%, 2014 (n)	995,000	1,014,900
CSC Holdings, Inc., 8.5%, 2015 (n)	1,370,000	1,387,125
DirectTV Holdings LLC, 7.625%, 2016	6,115,000	6,053,850
Mediacom LLC, 9.5%, 2013	1,620,000	1,587,600
Time Warner Cable, Inc., 8.75%, 2019	3,030,000	3,406,235
Videotron LTEE, 6.875%, 2014	1,045,000	1,014,956
Virgin Media, Inc., 9.125%, 2016	4,528,000	4,460,080

		$32,905,484

Chemicals – 1.9%
Innophos Holdings, Inc., 8.875%, 2014	$5,530,000	$4,645,200
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	5,560,000	4,726,000
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	3,185,000	552,531
Momentive Performance Materials, Inc., 11.5%, 2016	2,386,000	536,850
Nalco Co., 7.75%, 2011	60,000	60,600

2

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Nalco Co., 8.875%, 2013	$2,295,000	$2,306,475

		$12,827,656

Construction – 0.2%
Lennar Corp., 12.25%, 2017 (z)	$1,285,000	$1,304,275

Consumer Goods & Services – 3.0%
Corrections Corp. of America, 6.25%, 2013	$2,330,000	$2,242,625
GEO Group, Inc., 8.25%, 2013	3,320,000	3,162,300
Jarden Corp., 7.5%, 2017	2,005,000	1,774,425
KAR Holdings, Inc., 10%, 2015	3,545,000	2,056,100
KAR Holdings, Inc., FRN, 5.17%, 2014	1,660,000	904,700
Service Corp. International, 7.375%, 2014	2,220,000	2,131,200
Service Corp. International, 7%, 2017	7,550,000	6,776,125
Ticketmaster, 10.75%, 2017 (n)	2,515,000	1,716,488

		$20,763,963

Containers – 1.7%
Crown Americas LLC, 7.625%, 2013	$3,075,000	$3,105,750
Graham Packaging Holdings Co., 9.875%, 2014	4,440,000	3,590,850
Greif, Inc., 6.75%, 2017	3,415,000	3,158,875
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,830,000	1,857,450

		$11,712,925

Defense Electronics – 1.1%
L-3 Communications Corp., 6.125%, 2014	$4,685,000	$4,450,750
L-3 Communications Corp., 5.875%, 2015	3,125,000	2,859,375

		$7,310,125

Electronics – 0.7%
Avago Technologies Ltd., 11.875%, 2015	$2,260,000	$1,971,850
Flextronics International Ltd., 6.25%, 2014	1,705,000	1,543,025
Freescale Semiconductor, Inc., 8.875%, 2014	2,225,000	756,500
Spansion, Inc., 11.25%, 2016 (d)(n)	3,575,000	357,500

		$4,628,875

Emerging Market Sovereign – 0.1%
Republic of Argentina, FRN, 1.683%, 2012	$1,722,350	$903,896

Energy - Independent – 7.2%
Anadarko Petroleum Corp., 8.7%, 2019	$2,395,000	$2,512,298
Chaparral Energy, Inc., 8.875%, 2017	6,240,000	2,527,200
Chesapeake Energy Corp., 7%, 2014	1,245,000	1,148,513
Chesapeake Energy Corp., 9.5%, 2015	1,500,000	1,515,000
Chesapeake Energy Corp., 6.375%, 2015	6,470,000	5,709,775
Forest Oil Corp., 8.5%, 2014 (n)	595,000	577,150
Forest Oil Corp., 7.25%, 2019	4,380,000	3,646,350
Forest Oil Corp., 7.25%, 2019 (n)	780,000	649,350
Hilcorp Energy I LP, 9%, 2016 (n)	5,000,000	4,275,000
Mariner Energy, Inc., 8%, 2017	4,995,000	3,621,375
McMoRan Exploration Co., 11.875%, 2014	2,080,000	1,539,200
Newfield Exploration Co., 6.625%, 2014	2,080,000	1,913,600
Newfield Exploration Co., 6.625%, 2016	1,070,000	968,350
OPTI Canada, Inc., 8.25%, 2014	6,475,000	3,561,250
Petrohawk Energy Corp., 10.5%, 2014 (n)	1,930,000	1,939,650
Plains Exploration & Production Co., 7%, 2017	5,760,000	4,953,600
Quicksilver Resources, Inc., 8.25%, 2015	195,000	158,925
Quicksilver Resources, Inc., 7.125%, 2016	7,100,000	4,437,500
SandRidge Energy, Inc., 8%, 2018 (n)	3,910,000	3,421,250

		$49,075,336

3

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.7%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$2,876,300
Marquee Holdings, Inc., 12%, 2014	2,295,000	1,784,363

		$4,660,663

Financial Institutions – 1.5%
GMAC LLC, 6.875%, 2011 (z)	$5,728,000	$4,983,360
GMAC LLC, 7%, 2012 (z)	1,745,000	1,430,900
GMAC LLC, 6.75%, 2014 (z)	2,260,000	1,672,400
GMAC LLC, 8%, 2031 (z)	3,028,000	2,119,600

		$10,206,260

Food & Beverages – 2.7%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$1,865,000	$1,952,599
ARAMARK Corp., 8.5%, 2015	2,151,000	2,054,205
B&G Foods, Inc., 8%, 2011	3,570,000	3,445,050
Dean Foods Co., 7%, 2016	4,625,000	4,509,375
Del Monte Corp., 6.75%, 2015	3,920,000	3,763,200
Michael Foods, Inc., 8%, 2013	3,105,000	2,934,225

		$18,658,654

Forest & Paper Products – 2.2%
Buckeye Technologies, Inc., 8%, 2010	$272,000	$258,400
Buckeye Technologies, Inc., 8.5%, 2013	6,010,000	5,228,700
Georgia-Pacific Corp., 7.125%, 2017 (n)	3,480,000	3,288,600
Georgia-Pacific Corp., 8%, 2024	1,490,000	1,266,500
Graphic Packaging International Corp., 9.5%, 2013	2,380,000	2,147,950
Jefferson Smurfit Corp., 8.25%, 2012 (d)	1,800,000	378,000
JSG Funding PLC, 7.75%, 2015	525,000	312,375
Millar Western Forest Products Ltd., 7.75%, 2013	4,885,000	1,660,900
NewPage Holding Corp., 10%, 2012	125,000	58,750
Smurfit-Stone Container Corp., 8%, 2017 (d)	2,370,000	509,550

		$15,109,725

Gaming & Lodging – 4.0%
Boyd Gaming Corp., 6.75%, 2014	$3,480,000	$2,644,800
Firekeepers Development Authority, 13.875%, 2015 (z)	1,450,000	1,044,000
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)	3,300,000	115,500
Harrah’s Operating Co., Inc., 10%, 2018 (z)	1,991,000	935,770
Harrah’s Operating Co., Inc., 10%, 2018 (z)	6,076,000	2,855,720
Host Hotels & Resorts, Inc., 7.125%, 2013	1,155,000	1,085,700
Host Hotels & Resorts, Inc., 6.75%, 2016	2,170,000	1,893,325
MGM Mirage, 8.5%, 2010	1,655,000	1,195,738
MGM Mirage, 8.375%, 2011	1,270,000	520,700
MGM Mirage, 5.875%, 2014	1,030,000	584,525
MGM Mirage, 7.5%, 2016	2,735,000	1,531,600
Pinnacle Entertainment, Inc., 7.5%, 2015	7,965,000	6,610,950
Royal Caribbean Cruises Ltd., 7%, 2013	2,105,000	1,631,375
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	675,000	627,750
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	1,215,000	1,038,825
Station Casinos, Inc., 6%, 2012 (d)	4,027,000	1,399,383
Station Casinos, Inc., 6.5%, 2014 (d)	6,495,000	227,325
Station Casinos, Inc., 6.875%, 2016 (d)	7,690,000	249,925
Station Casinos, Inc., 7.75%, 2016 (d)	1,413,000	480,420
Trump Entertainment Resorts, Inc., 8.5%, 2015 (d)	7,590,000	550,275

		$27,223,606

Industrial – 1.2%
Baldor Electric Co., 8.625%, 2017	$1,595,000	$1,411,575
Blount International, Inc., 8.875%, 2012	1,675,000	1,624,750

4

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
JohnsonDiversey, Inc., 9.625%, 2012	EUR	1,405,000	$1,505,754
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$3,970,000	3,761,575

			$8,303,654

Insurance - Property & Casualty – 0.2%
USI Holdings Corp., 9.75%, 2015 (z)		$3,165,000	$1,519,200

Machinery & Tools – 0.4%
Case New Holland, Inc., 7.125%, 2014		$3,185,000	$2,786,875

Major Banks – 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049		$8,145,000	$4,627,500
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		6,505,000	4,948,679

			$9,576,179

Medical & Health Technology & Services – 8.0%
Biomet, Inc., 10%, 2017		$2,740,000	$2,849,600
Biomet, Inc., 11.625%, 2017		2,645,000	2,565,650
Community Health Systems, Inc., 8.875%, 2015		9,025,000	8,979,875
Cooper Cos., Inc., 7.125%, 2015		2,045,000	1,912,075
DaVita, Inc., 6.625%, 2013		1,454,000	1,428,555
DaVita, Inc., 7.25%, 2015		4,511,000	4,409,503
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		2,540,000	2,692,400
HCA, Inc., 6.375%, 2015		4,325,000	3,416,750
HCA, Inc., 9.25%, 2016		10,660,000	10,553,400
HCA, Inc., 8.5%, 2019 (z)		2,055,000	2,067,844
Psychiatric Solutions, Inc., 7.75%, 2015		3,185,000	2,914,275
U.S. Oncology, Inc., 10.75%, 2014		4,985,000	4,623,588
Universal Hospital Services, Inc., 8.5%, 2015 (p)		3,330,000	3,096,900
Universal Hospital Services, Inc., FRN, 5.943%, 2015		1,015,000	779,013
VWR Funding, Inc., 10.25%, 2015 (p)		2,835,000	2,062,463

			$54,351,891

Metals & Mining – 3.9%
Anglo American PLC, 9.375%, 2019 (n)		$1,690,000	$1,720,386
Arch Western Finance LLC, 6.75%, 2013		3,570,000	3,114,825
FMG Finance Ltd., 10.625%, 2016 (n)		5,240,000	4,585,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		9,185,000	9,001,300
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015		1,088,000	954,720
Peabody Energy Corp., 5.875%, 2016		3,065,000	2,758,500
Peabody Energy Corp., 7.375%, 2016		2,185,000	2,135,838
Rio Tinto PLC, 8.95%, 2014		2,220,000	2,297,895

			$26,568,464

Municipals – 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		$3,970,000	$3,622,903

Natural Gas - Distribution – 1.1%
AmeriGas Partners LP, 7.125%, 2016		$4,165,000	$4,029,638
Inergy LP, 6.875%, 2014		3,625,000	3,407,500

			$7,437,138

Natural Gas - Pipeline – 3.1%
Atlas Pipeline Partners LP, 8.125%, 2015		$2,975,000	$1,799,875
Atlas Pipeline Partners LP, 8.75%, 2018		2,775,000	1,692,750
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		5,145,000	5,105,980
El Paso Corp., 8.25%, 2016		2,575,000	2,510,625
El Paso Corp., 7.25%, 2018		2,840,000	2,591,500
Energy Transfer Partners LP, 9%, 2019		2,045,000	2,231,543
Kinder Morgan, Inc., 6.5%, 2012		1,310,000	1,264,150
Transcontinental Gas Pipe Line Corp., 7%, 2011		1,094,000	1,138,648

5

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Williams Partners LP, 7.25%, 2017	$2,875,000	$2,601,875

		$20,936,946

Network & Telecom – 4.6%
Cincinnati Bell, Inc., 8.375%, 2014	$6,315,000	$6,236,063
Citizens Communications Co., 9.25%, 2011	5,236,000	5,510,890
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	3,965,000	3,826,225
Qwest Communications International, Inc., 7.25%, 2011	4,815,000	4,706,663
Qwest Corp., 7.875%, 2011	1,705,000	1,692,213
Qwest Corp., 8.875%, 2012	5,210,000	5,288,150
Qwest Corp., 8.375%, 2016 (z)	1,220,000	1,213,900
Windstream Corp., 8.625%, 2016	2,975,000	2,960,125

		$31,434,229

Printing & Publishing – 1.1%
American Media Operations, Inc., 9%, 2013 (p)(z)	$259,618	$118,775
American Media Operations, Inc., 14%, 2013 (p)(z)	2,710,436	1,177,157
Dex Media, Inc., 9.875%, 2013 (a)	4,100,000	1,168,500
Idearc, Inc., 8%, 2016 (d)	3,584,000	58,240
Nielsen Finance LLC, 10%, 2014	3,550,000	3,337,000
Nielsen Finance LLC, 11.5%, 2016 (z)	1,025,000	968,625
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	421,000	231,550
Quebecor World, Inc., 6.125%, 2013 (d)	2,190,000	41,063
Tribune Co., 5.25%, 2015 (d)	2,550,000	108,375

		$7,209,285

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$1,280,000	$1,107,200

Retailers – 1.1%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$697,950
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,135,000	1,035,831
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,800,000	1,530,157
Rite Aid Corp., 7.5%, 2017	1,695,000	1,258,538
Sally Beauty Holdings, Inc., 10.5%, 2016	2,945,000	2,841,925

		$7,364,401

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$3,290,000	$2,730,700

Supermarkets – 0.1%
SUPERVALU, Inc., 8%, 2016	$645,000	$625,650

Telecommunications - Wireless – 2.5%
Charter Communications, Inc., 7.75%, 2017 (z)	$1,265,000	$1,277,650
Crown Castle International Corp., 9%, 2015	2,355,000	2,402,100
MetroPCS Wireless, Inc., 9.25%, 2014	2,815,000	2,818,519
Nextel Communications, Inc., 6.875%, 2013	1,560,000	1,197,300
Sprint Nextel Corp., 8.375%, 2012	3,930,000	3,767,888
Sprint Nextel Corp., 8.75%, 2032	1,395,000	1,060,200
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	4,720,000	4,908,800

		$17,432,457

Telephone Services – 0.3%
Frontier Communications Corp., 8.25%, 2014	$2,345,000	$2,303,963

Tobacco – 0.6%
Altria Group, Inc., 9.7%, 2018	$3,670,000	$4,288,545

Transportation - Services – 0.5%
Hertz Corp., 8.875%, 2014	$4,395,000	$3,406,125

6

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 5.3%
AES Corp., 8%, 2017	$4,775,000	$4,369,125
Dynegy Holdings, Inc., 7.5%, 2015	2,675,000	2,099,875
Dynegy Holdings, Inc., 7.75%, 2019	3,130,000	2,300,550
Edison Mission Energy, 7%, 2017	4,760,000	3,593,800
Mirant Americas Generation LLC, 8.3%, 2011	2,900,000	2,900,000
Mirant North America LLC, 7.375%, 2013	1,830,000	1,761,375
NRG Energy, Inc., 7.375%, 2016	12,650,000	12,175,625
Reliant Energy, Inc., 7.875%, 2017	1,496,000	1,335,180
Texas Competitive Electric Holdings LLC, 10.25%, 2015	9,680,000	5,493,400

		$36,028,930

Total Bonds		$576,945,060

Floating Rate Loans (g)(r) – 6.9%
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 3.22%, 2014	$288,695	$148,357
Hawker Beechcraft Acquisition Co., Term Loan B, 2.68%, 2014	6,478,564	3,329,263

		$3,477,620

Automotive – 1.5%
Accuride Corp., Term Loan B, 6.25%, 2012	$450,714	$269,583
Federal Mogul Corp., Term Loan B, 2.42%, 2014	3,723,246	2,080,364
Ford Motor Co., Term Loan B, 3.68%, 2013	7,671,773	4,810,547
General Motors Corp., Term Loan B, 8%, 2013	5,116,617	3,307,893
Mark IV Industries, Inc., Second Lien Term Loan, 8.93%, 2011 (d)	3,435,511	30,061

		$10,498,448

Broadcasting – 0.4%
Gray Television, Inc., Term Loan B, 4%, 2014	$1,694,189	$707,324
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	3,623,544	1,372,417
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	1,350,054	511,333

		$2,591,074

Building – 0.1%
Building Materials Corp., Term Loan B, 3.25%, 2014	$508,836	$379,295

Business Services – 0.5%
First Data Corp., Term Loan B-1, 3.18%, 2014	$4,899,155	$3,567,809

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan B, 5.59%, 2014	$2,320,119	$1,949,545

Consumer Goods & Services – 0.1%
KAR Holdings, Inc., Term Loan, 3.1%, 2013	$684,442	$567,402

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.25%, 2013	$1,460,920	$845,052

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$1,265,104	$978,347

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.71%, 2014	$4,910,923	$294,655
Harrahs Entertainment, Inc., Term Loan B-2, 2015 (o)	1,461,553	1,035,266
MGM MIRAGE, Term Loan B, 2011 (o)	1,143,540	703,997

		$2,033,918

Industrial – 0.1%
Oshkosh Truck, Term Loan B, 7.24%, 2013	$514,526	$420,625

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., First Lien Term Loan, 3.44%, 2014	$1,692,512	$1,523,453
Community Health Systems, Inc., Term Loan B, 2.67%, 2014	86,344	77,720

		$1,601,173

7

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Printing & Publishing – 0.5%
Nielsen Co., Term Loan, 2.46%, 2013	$2,554,353	$2,157,557
Tribune Co., Term Loan B, 5.25%, 2014 (d)	5,696,035	1,416,889

		$3,574,446

Specialty Chemicals – 0.3%
LyondellBasell Dutch Tranche Revolving Credit Loan, 5.75%, 2014 (o)	$49,179	$16,311
LyondellBasell Dutch Tranche Term Loan A, 5.75%, 2014 (o)	117,159	38,858
LyondellBasell German Term Loan B-1, 6%, 2014 (o)	141,187	46,828
LyondellBasell German Term Loan B-2, 6%, 2014 (o)	141,187	46,828
LyondellBasell German Term Loan B-3, 6%, 2014 (o)	141,187	46,828
LyondellBasell Revolving Credit Loan, 5.75%, 2014 (o)	184,420	61,167
LyondellBasell Second Priority DIP Term Loan, 5.94%, 2014	568,384	435,880
LyondellBasell Super Priority DIP Term Loan, 9%, 2009 (q)	568,664	574,991
LyondellBasell Term Loan B-1, 7%, 2014 (o)	612,651	203,198
LyondellBasell Term Loan B-2, 7%, 2014 (o)	612,651	203,198
LyondellBasell Term Loan B-3, 7%, 2014 (o)	612,651	203,198
LyondellBasell U.S. Tranche Term Loan A, 5.75%, 2014 (o)	351,372	116,540

		$1,993,825

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 2.69%, 2013	$2,008,417	$1,377,199

Utilities - Electric Power – 1.7%
Calpine Corp., Term Loan, 4.09%, 2014	$4,851,628	$4,120,852
NRG Energy, Inc., Letter of Credit, 1.12%, 2013	1,026,819	952,803
NRG Energy, Inc., Term Loan B, 2.72%, 2013	1,927,038	1,788,131
TXU Corp. Term Loan B-3, 3.96%, 2014	6,675,625	4,495,426

		$11,357,212

Total Floating Rate Loans		$47,212,990

Common Stocks – 1.0%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	1,087	$0

Cable TV – 0.5%
Cablevision Systems Corp., “A”	41,600	$713,856
Comcast Corp., “A”	153,900	2,379,294
Time Warner Cable, Inc.	19,833	639,218

		$3,732,368

Energy - Integrated – 0.1%
Chevron Corp.	9,500	$627,950

Gaming & Lodging – 0.2%
Pinnacle Entertainment, Inc. (a)	107,700	$1,344,096

Printing & Publishing – 0.0%
American Media, Inc. (a)	49,687	$66,581
Golden Books Family Entertainment, Inc. (a)	206,408	0

		$66,581

Telephone Services – 0.2%
Windstream Corp.	151,600	$1,258,280

Total Common Stocks		$7,029,275

Convertible Bonds – 0.2%
Telephone Services – 0.2%
Virgin Media, Inc., 6.5%, 2016 (z)	$1,736,000	$1,265,110

Total Convertible Bonds		$1,265,110

8

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.5%
Automotive – 0.1%
Preferred Blocker, Inc., 7% (z)	1,826	$547,800

Broadcasting – 0.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	2,089	$54,869

Major Banks – 0.4%
Bank of America Corp., 8.63%	186,550	$2,613,566

Total Preferred Stocks		$3,216,235

Money Market Funds (v) – 5.8%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	39,410,205	$39,410,205

Total Investments		$675,078,875

Other Assets, Less Liabilities – 1.1%		7,637,606

Net Assets – 100.0%		$682,716,481

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,378,984, representing 8.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie Ltd., CDO, FRN, 3.13%, 2011	10/13/06 - 3/22/09	$2,404,646	$518,442
American Media Operations, Inc., 9%, 2013	1/30/09	161,856	118,775
American Media Operations, Inc., 14%, 2013	1/30/09	1,432,325	1,177,157
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,344,467	411,840
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	4,428,924	567,049
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06	958,649	50,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.392%, 2050	4/12/06	610,000	24,400
CWCapital Cobalt Ltd., CDO, “G”, FRN, 2.592%, 2050	4/12/06	1,890,000	75,600
Charter Communications, Inc., 7.75%, 2017	4/15/09	1,228,223	1,277,650
Falcon Franchise Loan LLC, FRN, 4.334%, 2025	1/29/03	1,396,515	872,470
Firekeepers Development Authority, 13.875%, 2015	4/22/08	1,426,824	1,044,000
GMAC LLC, 6.875%, 2011	12/29/08	4,798,796	4,983,360
GMAC LLC, 7%, 2012	1/23/09	1,263,921	1,430,900
GMAC LLC, 6.75%, 2014	2/09/09	1,498,024	1,672,400
GMAC LLC, 8%, 2031	12/29/08 - 4/30/09	1,920,462	2,119,600
HCA, Inc., 8.5%, 2019	4/15/09	1,988,418	2,067,844
Harrah’s Operating Co., Inc., 10%, 2018	1/13/08 - 10/03/08	2,204,815	935,770
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 4/28/09	6,726,925	2,855,720
LBI Media, Inc., 8.5%, 2017	7/18/07	1,428,956	449,500
Lennar Corp., 12.25%, 2017	4/23/09	1,260,564	1,304,275
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	4,733,684	374,847

9

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Morgan Stanley Capital I, Inc., 0%, 2039	7/20/04	$766,677	$479,414
Nexstar Broadcasting Group, Inc., 0.5%, 2014	3/31/09	3,210,880	1,131,143
Nielsen Finance LLC, 11.5%, 2016	4/24/09	944,773	968,625
Preferred Blocker, Inc., 7%, (Preferred Stock)	12/29/08	1,406,020	547,800
Qwest Corp., 8.375%, 2016	4/07/09	1,128,928	1,213,900
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011	5/17/06	2,750,000	550,000
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	3,196,900	1,519,200
Virgin Media, Inc., 6.5%, 2016	3/10/09 - 3/23/09	965,245	1,265,110
Wachovia Credit, CDO, FRN, 2.572%, 2026	6/08/06	1,320,000	52,800
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 9/12/06	4,932,970	4,908,800

Total Restricted Securities			$36,968,391
% of Net Assets			5.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$48,986,464	$625,970,961	$121,450	$675,078,875
Other Financial Instruments		$(175,252)	$—	$(175,252)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 1/31/09	$229,561	$—
Accrued discounts/premiums	—	—
Realized gain (loss)		—
Change in unrealized appreciation	(108,111)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3		—
Balance as of 4/30/09	$121,450	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$870,055,335

Gross unrealized appreciation	$13,650,562
Gross unrealized depreciation	(208,627,022)

Net unrealized appreciation (depreciation)	$(194,976,460)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation - Liability Derivatives
SELL	EUR	UBS AG	5,043,714	5/20/09	$6,497,818	$6,673,070	$(175,252)

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

11

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,243,472	87,399,618	(83,232,885)	39,410,205

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,176	$39,410,205

12

MFS® High Yield Opportunities Fund

4/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09

Issuer	Shares/Par		Value ($)
Bonds – 87.9%
Aerospace – 1.2%
Bombardier, Inc., 6.3%, 2014 (n)		$1,610,000	$1,352,399
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		960,000	323,999
TransDigm Group, Inc., 7.75%, 2014		700,000	684,249
Vought Aircraft Industries, Inc., 8%, 2011		5,540,000	2,257,549

			$4,618,196

Airlines – 0.9%
AMR Corp., 7.858%, 2013		$1,090,000	$904,699
Continental Airlines, Inc., 7.339%, 2014		3,604,000	2,270,519
Continental Airlines, Inc., 6.9%, 2017		154,880	109,964
Continental Airlines, Inc., 6.748%, 2017		218,461	148,553

			$3,433,735

Apparel Manufacturers – 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)		$3,605,000	$4,505

Asset Backed & Securitized – 4.6%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,500,000	$120,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.402%, 2038 (z)		1,263,697	50,547
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)		1,025,662	61,539
Babson Ltd., CLO, “D”, FRN, 2.631%, 2018 (n)		1,005,000	65,324
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		897,762	434,944
Banc of America Commercial Mortgage, Inc., 5.772%, 2017		3,729,874	1,612,550
Banc of America Commercial Mortgage, Inc., FRN, 6.201%, 2018 (z)		3,830,049	339,482
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2017		1,600,000	1,207,357
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2017		868,209	343,707
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		1,535,000	1,189,293
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		2,500,000	304,973
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		834,050	399,117
Crest Ltd., CDO, 7%, 2040		993,500	74,513
CWCapital Cobalt Ltd., 5.223%, 2048		440,000	320,026
Falcon Franchise Loan LLC, FRN, 4.334%, 2025 (i)(z)		1,550,170	110,682
GS Mortgage Securities Corp., 5.56%, 2039		1,835,000	1,507,377
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		2,617,073	1,125,341
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		1,756,714	796,654
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		2,540,000	1,926,745
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049		1,607,194	301,648
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049		2,453,353	357,547
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049		6,734,569	731,143
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		1,390,000	218,987
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.993%, 2030 (i)		1,794,296	46,932
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		1,390,000	246,014
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		2,831,056	1,357,790
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		1,535,000	1,065,300
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		725,000	326,250
Morgan Stanley Capital I, Inc., 1.484%, 2039 (i)(z)		4,554,143	100,555
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)		1,775,000	178
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)		1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.882%, 2047		1,607,503	223,296
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		1,014,976	103,295
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051		2,821,707	1,203,999

			$18,273,611

Automotive – 2.8%
Accuride Corp., 8.5%, 2015		$1,600,000	$368,000
Allison Transmission, Inc., 11%, 2015 (n)		3,155,000	1,893,000
FCE Bank PLC, 7.125%, 2012	EUR	3,500,000	3,542,600

1

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Ford Motor Credit Co. LLC, 9.75%, 2010	$1,630,000	$1,467,072
Ford Motor Credit Co. LLC, 12%, 2015	1,909,000	1,613,456
Ford Motor Credit Co. LLC, 8%, 2016	925,000	705,614
Goodyear Tire & Rubber Co., 9%, 2015	1,690,000	1,537,900

		$11,127,642

Broadcasting – 3.0%
Allbritton Communications Co., 7.75%, 2012	$3,887,000	$1,768,585
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	2,560,000	328,427
Canwest Mediaworks, Inc., 9.25%, 2015 (d)(n)	2,040,000	188,700
Clear Channel Communications, 10.75%, 2016 (n)	755,000	158,550
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	1,530,000	1,507,050
Lamar Media Corp., 6.625%, 2015	2,175,000	1,707,375
Lamar Media Corp., “C”, 6.625%, 2015	1,820,000	1,392,300
LBI Media Holdings, Inc., 11%, 2013	4,375,000	1,400,000
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	440,200
LIN TV Corp., 6.5%, 2013	2,050,000	1,189,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,975,000	226,431
Newport Television LLC, 13%, 2017 (n)(p)	3,970,000	53,209
Nexstar Broadcasting Group, Inc., 5%, 2014 (z)	2,447,006	690,090
Nexstar Broadcasting Group, Inc., 7%, 2014 (p)	811,000	287,905
Univision Communications, Inc., 9.75%, 2015 (n)(p)	3,730,000	523,754
Young Broadcasting, Inc., 8.75%, 2014 (d)	4,595,000	22,975

		$11,884,551

Brokerage & Asset Managers – 0.7%
Janus Capital Group, Inc., 6.95%, 2017	$1,560,000	$1,011,657
Nuveen Investments, Inc., 10.5%, 2015 (n)	3,460,000	1,747,300

		$2,758,957

Building – 1.5%
Associated Materials, Inc., 9.75%, 2012	$860,000	$692,300
Associated Materials, Inc., 11.25%, 2014	2,140,000	770,400
Building Materials Corp. of America, 7.75%, 2014	1,940,000	1,624,750
Nortek, Inc., 10%, 2013	1,985,000	1,270,400
Nortek, Inc., 8.5%, 2014	2,040,000	448,800
Ply Gem Industries, Inc., 11.75%, 2013	1,795,000	1,041,100

		$5,847,750

Business Services – 1.5%
First Data Corp., 9.875%, 2015	$2,460,000	$1,700,475
Iron Mountain, Inc., 6.625%, 2016	860,000	821,300
SunGard Data Systems, Inc., 9.125%, 2013	455,000	434,525
SunGard Data Systems, Inc., 10.25%, 2015	3,238,000	2,817,060

		$5,773,360

Cable TV – 3.6%
CCO Holdings LLC, 8.75%, 2013	$3,145,000	$2,728,288
Charter Communications Holdings LLC, 8.375%, 2014 (n)	1,075,000	978,250
CSC Holdings, Inc., 8.5%, 2014 (n)	540,000	550,800
CSC Holdings, Inc., 8.5%, 2015 (n)	2,130,000	2,156,625
DirectTV Holdings LLC, 7.625%, 2016	3,430,000	3,395,700
Mediacom LLC, 9.5%, 2013	800,000	784,000
Videotron LTEE, 6.875%, 2014	475,000	461,344
Virgin Media, Inc., 9.125%, 2016	3,244,000	3,195,340

		$14,250,347

Chemicals – 1.9%
Innophos Holdings, Inc., 8.875%, 2014	$3,140,000	$2,637,600
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	3,481,000	2,958,850

2

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	$1,480,000	$256,749
Momentive Performance Materials, Inc., 11.5%, 2016	2,068,000	465,300
Nalco Co., 8.875%, 2013	1,280,000	1,286,400

		$7,604,899

Construction – 0.2%
Lennar Corp., 12.25%, 2017 (z)	$605,000	$614,075

Consumer Goods & Services – 2.5%
GEO Group, Inc., 8.25%, 2013	$1,625,000	$1,547,813
Jarden Corp., 7.5%, 2017	1,530,000	1,354,050
KAR Holdings, Inc., 10%, 2015	2,310,000	1,339,800
KAR Holdings, Inc., FRN, 5.17%, 2014	815,000	444,175
Service Corp. International, 6.75%, 2016	2,000,000	1,800,000
Service Corp. International, 7%, 2017	2,870,000	2,575,825
Ticketmaster, 10.75%, 2016 (n)	1,460,000	996,450

		$10,058,113

Containers – 1.3%
Crown Americas LLC, 7.625%, 2013	$1,465,000	$1,479,650
Graham Packaging Holdings Co., 9.875%, 2014	3,720,000	3,008,550
Greif, Inc., 6.75%, 2017	685,000	633,625

		$5,121,825

Defense Electronics – 0.6%
L-3 Communications Corp., 5.875%, 2015	$2,620,000	$2,397,300

Electronics – 0.5%
Avago Technologies Ltd., 11.875%, 2015	$1,065,000	$929,213
Freescale Semiconductor, Inc., 8.875%, 2014	1,290,000	438,600
Spansion, Inc., 11.25%, 2016 (d)(n)	4,545,000	454,500

		$1,822,313

Emerging Market Quasi-Sovereign – 4.6%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$1,338,000	$1,287,825
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (n)	231,000	246,124
Export-Import Bank of Korea, 8.125%, 2014	481,000	504,455
Gazprom International S.A., 7.201%, 2020	1,057,487	953,060
Hana Bank, 6.5%, 2012 (z)	895,000	911,478
Industrial Bank of Korea, 7.125%, 2014 (z)	1,067,000	1,049,710
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	509,000	453,010
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	914,000	790,610
Korea Development Bank, 8%, 2014	383,000	402,147
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	264,195
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	580,208
Mubadala Development Co., 7.625%, 2019 (z)	2,114,000	2,098,737
NAK Naftogaz Ukrainy, 8.125%, 2009	600,000	498,000
OAO Gazprom, 9.625%, 2013	1,340,000	1,289,750
Pemex Project Funding Master Trust, 5.75%, 2018	1,708,000	1,545,740
Pemex Project Funding Master Trust, 6.625%, 2035	191,000	154,444
Petrobras International Finance Co., 7.875%, 2019	1,096,000	1,172,720
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	1,495,643
Petroleos Mexicanos, 8%, 2019 (n)	1,062,000	1,129,738
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	674,000	478,405
RSHB Capital S.A., 7.125%, 2014	1,038,000	894,652
RSHB Capital S.A., 7.125%, 2014 (n)	200,000	172,380

		$18,373,031

Emerging Market Sovereign – 5.9%
Emirate of Abu Dhabi, 5.5%, 2014 (z)	$261,000	$266,841

3

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Emirate of Abu Dhabi, 6.75%, 2019 (z)	$211,000	$214,122
Federative Republic of Brazil, 6%, 2017	1,011,000	1,025,660
Federative Republic of Brazil, 8%, 2018	1,632,000	1,762,560
Federative Republic of Brazil, 5.875%, 2019	250,000	247,250
Federative Republic of Brazil, 11%, 2040	924,000	1,180,410
Republic of Argentina, FRN, 3.127%, 2012	2,127,900	1,116,731
Republic of Colombia, 7.375%, 2017	468,000	500,760
Republic of Columbia, 7.375%, 2019	473,000	497,170
Republic of Colombia, 7.375%, 2037	892,000	894,230
Republic of El Salvador, 8.25%, 2032	875,000	748,125
Republic of Indonesia, 10.375%, 2014 (n)	139,000	152,900
Republic of Indonesia, 6.875%, 2018 (n)	675,000	607,500
Republic of Indonesia, 6.875%, 2018	573,000	515,700
Republic of Korea, 5.75%, 2014	930,000	954,311
Republic of Korea, 7.125%, 2019	283,000	289,063
Republic of Panama, 7.25%, 2015	973,000	1,043,543
Republic of Peru, 7.125%, 2019	270,000	291,600
Republic of Peru, 6.55%, 2037	860,000	831,878
Republic of Philippines, 9.5%, 2030	234,000	279,045
Republic of Philippines, 7.75%, 2031	346,000	350,758
Republic of Turkey, 7%, 2019	883,000	850,991
Republic of Turkey, 7.5%, 2019	273,000	271,048
Republic of Turkey, 6.875%, 2036	2,843,000	2,444,980
Republic of Uruguay, 9.25%, 2017	1,349,000	1,460,293
Republic of Uruguay, 8%, 2022	2,331,000	2,226,105
Republic of Uruguay, 7.625%, 2036	236,000	201,780
Republic of Venezuela, 7%, 2018	824,000	449,080
State of Qatar, 5.15%, 2014 (z)	1,077,000	1,101,233
State of Qatar, 6.55%, 2019 (z)	760,000	784,700

		$23,560,367

Energy - Independent – 5.7%
Anadarko Petroleum Corp., 8.7%, 2019	$1,100,000	$1,153,874
Chaparral Energy, Inc., 8.875%, 2017	3,800,000	1,539,000
Chesapeake Energy Corp., 9.5%, 2015	605,000	611,050
Chesapeake Energy Corp., 6.375%, 2015	3,955,000	3,490,288
Forest Oil Corp., 8.5%, 2014 (n)	750,000	727,500
Forest Oil Corp., 7.25%, 2019	795,000	661,838
Hilcorp Energy I LP, 9%, 2016 (n)	2,275,000	1,945,125
Mariner Energy, Inc., 8%, 2017	2,390,000	1,732,750
McMoRan Exploration Co., 11.875%, 2014	975,000	721,500
Newfield Exploration Co., 6.625%, 2016	525,000	475,125
OPTI Canada, Inc., 8.25%, 2014	4,040,000	2,222,000
Petrohawk Energy Corp., 10.5%, 2014 (n)	925,000	929,625
Plains Exploration & Production Co., 7%, 2017	2,755,000	2,369,300
Quicksilver Resources, Inc., 7.125%, 2016	3,655,000	2,284,375
SandRidge Energy, Inc., 8%, 2018 (n)	1,855,000	1,623,125

		$22,486,475

Entertainment – 1.2%
AMC Entertainment, Inc., 11%, 2016	$1,740,000	$1,705,200
Marquee Holdings, Inc., 12%, 2014	3,945,000	3,067,238

		$4,772,438

Financial Institutions – 1.4%
GMAC LLC, 6.875%, 2011 (z)	$3,686,000	$3,206,820
GMAC LLC, 7%, 2012 (z)	835,000	684,700
GMAC LLC, 6.75%, 2014 (z)	1,115,000	825,100

4

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – continued
GMAC LLC, 8%, 2031 (z)		$1,418,000	$992,600

			$5,709,220

Food & Beverages – 2.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)		$1,260,000	$1,319,182
ARAMARK Corp., 8.5%, 2015		1,070,000	1,021,850
B&G Foods, Inc., 8%, 2011		1,525,000	1,471,625
Dean Foods Co., 7%, 2016		2,900,000	2,827,500
Del Monte Corp., 6.75%, 2015		2,180,000	2,092,800
Independencia International, 9.875%, 2015 (n)		568,000	73,840
Michael Foods, Inc., 8%, 2013		1,400,000	1,323,000

			$10,129,797

Forest & Paper Products – 2.2%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)		$1,870,000	$116,875
Buckeye Technologies, Inc., 8%, 2010		491,000	466,450
Georgia-Pacific Corp., 7.125%, 2017 (n)		2,835,000	2,679,075
Georgia-Pacific Corp., 8%, 2024		885,000	752,250
Graphic Packaging International Corp., 9.5%, 2013		1,505,000	1,358,263
Jefferson Smurfit Corp., 8.25%, 2012 (d)		975,000	204,750
JSG Funding PLC, 7.75%, 2015		1,365,000	812,175
Millar Western Forest Products Ltd., 7.75%, 2013		4,965,000	1,688,100
NewPage Holding Corp., 10%, 2012		355,000	166,850
Smurfit-Stone Container Corp., 8%, 2017 (d)		1,523,000	327,445

			$8,572,233

Gaming & Lodging – 4.2%
Boyd Gaming Corp., 6.75%, 2014		$805,000	$611,800
Firekeepers Development Authority, 13.875%, 2015 (z)		2,355,000	1,695,600
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (d)(n)		3,510,000	122,850
Harrah’s Operating Co., Inc., 10%, 2018 (z)		1,249,000	587,030
Harrah’s Operating Co., Inc., 10%, 2018 (z)		3,811,000	1,791,170
Host Hotels & Resorts, Inc., 7.125%, 2013		895,000	841,300
Host Hotels & Resorts, Inc., 6.75%, 2016		815,000	711,088
MGM Mirage, 8.375%, 2011		670,000	274,700
MGM Mirage, 5.875%, 2014		1,230,000	698,025
MGM Mirage, 7.5%, 2016		1,280,000	716,800
MTR Gaming Group, Inc., 9%, 2012		970,000	455,900
Newland International Properties Corp., 9.5%, 2014 (n)		1,948,000	1,042,180
Pinnacle Entertainment, Inc., 7.5%, 2015		4,550,000	3,776,500
Royal Caribbean Cruises Ltd., 7%, 2013		970,000	751,750
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		465,000	432,450
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		600,000	513,000
Station Casinos, Inc., 6%, 2012 (d)		2,359,000	819,753
Station Casinos, Inc., 6.5%, 2014 (d)		3,810,000	133,350
Station Casinos, Inc., 6.875%, 2016 (d)		6,275,000	203,938
Station Casinos, Inc., 7.75%, 2016 (d)		821,000	279,140
Trump Entertainment Resorts, Inc., 8.5%, 2015 (d)		3,540,000	256,650

			$16,714,974

Industrial – 1.1%
Baldor Electric Co., 8.625%, 2017		$730,000	$646,050
Blount International, Inc., 8.875%, 2012		265,000	257,050
JohnsonDiversey, Inc., 9.625%, 2012	EUR	840,000	900,237
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$2,855,000	2,705,113

			$4,508,450

Insurance - Property & Casualty – 0.5%
USI Holdings Corp., 9.75%, 2015 (z)		$4,015,000	$1,927,200

5

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$4,590,000	$2,607,763
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	3,795,000	2,887,046

		$5,494,809

Medical & Health Technology & Services – 7.2%
Accellent, Inc., 10.5%, 2013	$2,320,000	$1,751,600
Biomet, Inc., 11.625%, 2017	2,800,000	2,716,000
Community Health Systems, Inc., 8.875%, 2015	3,180,000	3,164,100
Cooper Cos., Inc., 7.125%, 2015	320,000	299,200
DaVita, Inc., 6.625%, 2013	748,000	734,910
DaVita, Inc., 7.25%, 2015	1,641,000	1,604,078
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,340,900
HCA, Inc., 9%, 2014	4,680,000	3,769,890
HCA, Inc., 6.375%, 2015	2,325,000	1,836,750
HCA, Inc., 9.25%, 2016	925,000	915,750
HCA, Inc., 8.5%, 2019 (z)	1,085,000	1,091,781
Psychiatric Solutions, Inc., 7.75%, 2015	1,805,000	1,651,575
Surgical Care Affiliates, Inc., 10%, 2017 (z)	2,815,000	1,829,750
U.S. Oncology, Inc., 10.75%, 2014	2,395,000	2,221,363
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,910,000	1,776,300
Universal Hospital Services, Inc., FRN, 5.943%, 2015	590,000	452,825
VWR Funding, Inc., 10.25%, 2015 (p)	2,045,000	1,487,738

		$28,644,510

Metals & Mining – 3.4%
Anglo American PLC, 9.375%, 2019 (n)	$775,000	$788,935
Arch Western Finance LLC, 6.75%, 2013	1,210,000	1,055,725
FMG Finance Ltd., 10.625%, 2016 (n)	3,380,000	2,957,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	3,455,000	3,385,900
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	934,000	819,585
Peabody Energy Corp., 5.875%, 2016	1,230,000	1,107,000
Peabody Energy Corp., 7.375%, 2016	2,550,000	2,492,625
Rio Tinto PLC, 8.95%, 2014	1,020,000	1,055,790

		$13,663,060

Municipals – 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$2,775,000	$2,532,382

Natural Gas - Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016	$1,515,000	$1,465,763

Natural Gas - Pipeline – 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,270,000	$768,350
Atlas Pipeline Partners LP, 8.75%, 2018	1,655,000	1,009,550
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	345,000	342,384
El Paso Corp., 8.25%, 2016	1,230,000	1,199,250
El Paso Corp., 7.25%, 2018	1,785,000	1,628,813
Energy Transfer Partners LP, 9%, 2019	725,000	791,134
Williams Partners LP, 7.25%, 2017	1,955,000	1,769,275

		$7,508,756

Network & Telecom – 3.8%
Cincinnati Bell, Inc., 8.375%, 2014	$3,155,000	$3,115,563
Citizens Communications Co., 9.25%, 2011	1,250,000	1,315,625
Global Village Telecom Finance LLC, 12%, 2011 (n)	455,000	455,000
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,037,000	1,965,705
Qwest Communications International, Inc., 7.25%, 2011	3,505,000	3,426,138
Qwest Corp., 7.875%, 2011	1,400,000	1,389,500
Qwest Corp., 8.375%, 2016 (z)	646,000	642,770
Telemar Norte Leste S.A., 9.5%, 2019 (z)	942,000	982,035

6

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Network & Telecom – continued
Windstream Corp., 8.625%, 2016		$1,800,000	$1,791,000

			$15,083,336

Printing & Publishing – 1.3%
American Media Operations, Inc., 9%, 2013 (p)(z)		$239,155	$109,414
American Media Operations, Inc., 14%, 2013 (p)(z)		2,496,794	1,084,372
Dex Media, Inc., 9.875%, 2013 (a)(d)		4,175,000	1,189,875
Idearc, Inc., 8%, 2016 (d)		2,558,000	41,568
Morris Publishing, 7%, 2013 (d)		2,470,000	101,888
Nielsen Finance LLC, 10%, 2014		1,450,000	1,363,000
Nielsen Finance LLC, 11.5%, 2016 (z)		545,000	515,025
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		1,456,000	800,800
Quebecor World, Inc., 6.125%, 2013 (d)		2,060,000	38,625
Tribune Co., 5.25%, 2015 (d)		1,240,000	52,700

			$5,297,267

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015		$600,000	$519,000

Retailers – 1.4%
Couche-Tard, Inc., 7.5%, 2013		$635,000	$628,650
General Nutrition Centers, Inc., FRN, 6.404%, 2014 (p)		2,345,000	1,782,200
Macy’s Retail Holdings, Inc., 5.35%, 2012		515,000	470,002
Macy’s Retail Holdings, Inc., 5.75%, 2014		850,000	722,574
Rite Aid Corp., 7.5%, 2017		810,000	601,425
Sally Beauty Holdings, Inc., 10.5%, 2016		1,590,000	1,534,350

			$5,739,201

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013		$2,035,000	$1,689,050

Supermarkets – 0.1%
SUPERVALU, Inc., 8%, 2016		$340,000	$329,800

Telecommunications - Wireless – 2.2%
Crown Castle International Corp., 7.75%, 2017 (z)		$665,000	$671,650
Crown Castle International Corp., 9%, 2015		855,000	872,100
MetroPCS Wireless, Inc., 9.25%, 2014		1,455,000	1,456,819
Nextel Communications, Inc., 6.875%, 2013		720,000	552,600
Sprint Nextel Corp., 8.375%, 2012		1,275,000	1,222,406
Sprint Nextel Corp., 8.75%, 2032		650,000	494,000
Wind Acquisition Finance S.A., 10.75%, 2015 (z)		3,500,000	3,640,000

			$8,909,575

Telephone Services – 0.3%
Frontier Communications Corp., 8.25%, 2014		$1,200,000	$1,179,000

Tobacco – 0.6%
Altria Group, Inc., 9.7%, 2018		$1,985,000	$2,319,554

Transportation – 0.1%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		$335,205	$202,799

Transportation - Services – 0.7%
Eurocar Groupe S.A., FRN, 5.459%, 2013 (n)	EUR	1,560,000	$825,614
Hertz Corp., 8.875%, 2014		$2,690,000	2,084,750

			$2,910,364

Utilities - Electric Power – 5.8%
AES Corp., 8%, 2017		$2,300,000	$2,104,500
Centrais Eletricas Brasileiras S.A., 7.75%, 2015		803,000	835,120
Dynegy Holdings, Inc., 7.5%, 2015		1,795,000	1,409,075
Dynegy Holdings, Inc., 7.75%, 2019		1,585,000	1,164,975

7

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Edison Mission Energy, 7%, 2017	$2,680,000	$2,023,400
EEB International Ltd., 8.75%, 2014 (n)	496,000	489,800
Enersis S.A., 7.375%, 2014	709,000	747,958
ISA Capital do Brasil S.A., 8.8%, 2017	909,000	854,460
Mirant Americas Generation LLC, 8.3%, 2011	1,900,000	1,900,000
Mirant Americas Generation LLC, 8.5%, 2021	1,250,000	1,043,750
Mirant North America LLC, 7.375%, 2013	665,000	640,063
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	967,750
NRG Energy, Inc., 7.375%, 2016	6,685,000	6,434,313
Texas Competitive Electric Holdings LLC, 10.25%, 2015	4,345,000	2,465,788

		$23,080,952

Utilities - Gas – 0.1%
TGI International Ltd., 9.5%, 2017 (n)	$396,000	$356,400

Total Bonds		$349,270,942

Floating Rate Loans (g)(r) – 6.8%
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 3.22%, 2014	$150,780	$77,484
Hawker Beechcraft Acquisition Co., Term Loan B, 2.68%, 2014	3,576,611	1,837,981

		$1,915,465

Automotive – 1.5%
Accuride Corp., Term Loan B, 6.25%, 2012	$243,284	$145,514
Federal Mogul Corp., Term Loan B, 2.42%, 2015	2,176,574	1,216,160
Ford Motor Co., Term Loan B, 3.68%, 2013	4,392,510	2,754,301
General Motors Corp., Term Loan B, 8%, 2013	2,887,875	1,867,011
Mark IV Industries, Inc., Second Lien Term Loan, 8.93%, 2011 (d)	3,589,759	31,410

		$6,014,396

Broadcasting – 0.4%
Gray Television, Inc., Term Loan B, 4%, 2014 (o)	$888,978	$371,148
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	2,135,540	808,836
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	788,102	298,494

		$1,478,478

Building – 0.4%
Building Materials Corp., Term Loan B, 3.25%, 2014	$243,619	$181,598
Roofing Supply Group, Inc., Term Loan B, 9.24%, 2013	2,201,180	1,386,743

		$1,568,341

Business Services – 0.8%
First Data Corp., Term Loan B-1, 3.18%, 2014	$4,210,184	$3,066,066

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan B, 5.59%, 2014	$1,105,478	$928,909

Consumer Goods & Services – 0.1%
KAR Holdings, Inc., Term Loan, 3.1%, 2013	$336,925	$279,310

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.25%, 2013	$843,152	$487,711

Forest & Paper Products – 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$932,854	$721,407

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.71%, 2014	$5,131,694	$307,902
Harrahs Entertainment, Inc., Term Loan B-2, 2015 (o)	666,464	472,079
MGM MIRAGE, Term Loan B, 2011	527,121	324,512

		$1,104,493

8

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Industrial – 0.1%
Oshkosh Truck, Term Loan B, 7.24%, 2013	$253,282	$207,058

Medical & Health Technology & Services – 0.0%
Community Health Systems, Inc., First Lien Term Loan, 3.44%, 2014	$199,232	$179,332
Community Health Systems, Inc., Term Loan B, 2.67%, 2014	10,182	9,165

		$188,497

Printing & Publishing – 0.3%
Nielsen Co., Term Loan, 2.46%, 2013	$478,123	$403,851
Tribune Co., Term Loan B, 5.25%, 2014 (d)	3,327,162	827,632

		$1,231,483

Specialty Chemicals – 0.2%
LyondellBasell Dutch Tranche Revolving Credit Loan, 5.75%, 2014 (o)	$25,082	$8,319
LyondellBasell Dutch Tranche Term Loan A, 5.75%, 2014 (o)	59,753	19,818
LyondellBasell German Term Loan B-1, 6%, 2014 (o)	72,008	23,883
LyondellBasell German Term Loan B-2, 6%, 2014 (o)	72,008	23,883
LyondellBasell German Term Loan B-3, 6%, 2014 (o)	72,008	23,883
LyondellBasell Revolving Credit Loan, 5.75%, 2014 (o)	94,057	31,196
LyondellBasell Second Priority DIP Term Loan, 5.94%, 2014	295,795	226,838
LyondellBasell Super Priority DIP Term Loan, 9%, 2009 (q)	295,941	299,233
LyondellBasell Term Loan B-1, 7%, 2014 (o)	312,462	103,634
LyondellBasell Term Loan B-2, 7%, 2014 (o)	312,462	103,634
LyondellBasell Term Loan B-3, 7%, 2014 (o)	312,462	103,634
LyondellBasell U.S. Tranche Term Loan A, 5.75%, 2014 (o)	179,206	59,437

		$1,027,392

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.69%, 2013	$983,433	$674,354

Utilities - Electric Power – 1.6%
Calpine Corp., Term Loan, 4.09%, 2014	$2,393,193	$2,032,718
NRG Energy, Inc., Letter of Credit, 1.12%, 2013	588,203	545,804
NRG Energy, Inc., Term Loan B, 2.72%, 2013	1,103,885	1,024,314
TXU Corp. Term Loan B-3, 3.96%, 2014	3,944,853	2,656,500

		$6,259,336

Total Floating Rate Loans		$27,152,696

Common Stocks – 1.7%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	29	$0

Cable TV – 1.0%
Cablevision Systems Corp., “A”	60,000	$1,029,600
Comcast Corp., “A”	159,800	2,470,508
Time Warner Cable, Inc.	11,066	356,657

		$3,856,765

Containers – 0.1%
Owens-Illinois, Inc. (a)	12,400	$302,436

Energy - Independent – 0.0%
SandRidge Energy, Inc. (a)	490	$3,998

Energy - Integrated – 0.2%
Chevron Corp.	14,100	$932,010

Gaming & Lodging – 0.2%
Pinnacle Entertainment, Inc. (a)	63,100	$787,488

Printing & Publishing – 0.0%
American Media, Inc. (a)	45,771	$61,333

9

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.2%
Windstream Corp.	88,700	$736,210

Total Common Stocks		$6,680,240

Preferred Stocks – 0.4%
Automotive – 0.1%
Preferred Blocker, Inc., 7% (z)	1,119	$335,700

Broadcasting – 0.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	2,028	$53,278

Major Banks – 0.3%
Bank of America Corp., 8.63%	99,325	$1,391,543

Total Preferred Stocks		$1,780,521

Convertible Bonds – 0.1%
Telephone Services – 0.1%
Virgin Media, Inc., 6.5%, 2016 (z)	$809,000	$589,559

Money Market Funds (v) – 2.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	8,192,978	$8,192,978

Total Investments		$393,666,936

Other Assets, Less Liabilities – 1.0%		3,815,233

Net Assets – 100.0%		$397,482,169

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield, not a coupon rate.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,976,347, representing 9.8% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	7/21/04	$897,847	$61,539
American Media Operations, Inc., 9%, 2013	1/30/09	149,098	109,414
American Media Operations, Inc., 14%, 2013	1/30/09	1,319,426	1,084,372
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,265,870	120,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.402%, 2038	12/20/05	1,263,697	50,547
Banc of America Commercial Mortgage, Inc., FRN, 6.201%, 2018	6/19/08	2,825,779	339,482
Bonten Media Acquisition Co., 9%, 2015	5/22/07	2,565,055	328,427
Crown Castle International Corp., 7.75%, 2017	4/15/09	645,667	671,650
Emirate of Abu Dhabi, 5.5%, 2014	4/01/09	259,312	266,841

10

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	$209,408	$214,122
Falcon Franchise Loan LLC, FRN, 4.334%, 2025	1/29/03	177,151	110,682
Firekeepers Development Authority, 13.875%, 2015	4/22/08	2,269,048	1,695,600
GMAC LLC, 6.875%, 2011	12/29/08	3,066,115	3,206,820
GMAC LLC, 7%, 2012	1/23/09	604,778	684,700
GMAC LLC, 6.75%, 2014	2/09/09	739,088	825,100
GMAC LLC, 8%, 2031	12/29/08 - 1/08/09	872,067	992,600
HCA, Inc., 8.5%, 2019	4/15/09	1,049,846	1,091,781
Hana Bank, 6.5%, 2012	4/02/09	901,664	911,478
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	1,394,014	587,030
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	4,252,401	1,791,170
Industrial Bank of Korea, 7.125%, 2014	4/16/09	1,063,808	1,049,710
LBI Media, Inc., 8.5%, 2017	7/18/07	1,399,392	440,200
Lennar Corp., 12.25%, 2017	4/23/09	593,495	614,075
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 12/11/07	2,871,790	226,431
Morgan Stanley Capital I, Inc., 1.484%, 2039	7/20/04	160,808	100,555
Mubadala Development Co., 7.625%, 2019	4/30/09	2,098,737	2,098,737
Nexstar Broadcasting Group, Inc., 5%, 2014	3/31/09	1,961,937	690,090
Nielsen Finance LLC, 11.5%, 2016	4/24/09	502,343	515,025
Preferred Blocker, Inc., 7%	12/29/08	861,630	335,700
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	178
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Qwest Corp., 8.375%, 2016	4/07/09	597,776	642,770
State of Qatar, 5.15%, 2014	4/02/09	1,076,030	1,101,233
State of Qatar, 6.55%, 2019	4/02/09	757,594	784,700
Surgical Care Affiliates, Inc., 10%, 2017	6/21/07	2,815,000	1,829,750
Telemar Norte Leste S.A., 9.5%, 2019	4/16/09 - 4/23/09	945,841	982,035
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	3,913,603	1,927,200
Virgin Media, Inc., 6.5%, 2016	3/10/09 - 3/23/09	449,805	589,559
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 3/19/08	3,595,007	3,640,000

Total Restricted Securities			$32,711,809
% of Net Assets			8.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR        Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 4/30/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$16,203,429	$377,348,896	$114,611	$393,666,936
Other Financial Instruments	$—	$(107,541)	$—	$(107,541)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 01/31/09	$217,607	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(102,996)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 04/30/09	$114,611	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$548,160,307

Gross unrealized appreciation	$9,889,871
Gross unrealized depreciation	(164,383,242)

Net unrealized appreciation (depreciation)	$(154,493,371)

The aggregate cost above includes prior fiscal year end tax adjustments.

12

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 4/30/09 - continued

(3) Derivative Contracts at 04/30/09

Forward Foreign Currency Exchange Contracts at 04/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation - Asset Derivatives
BUY	EUR	UBS AG	208,508	5/20/09	$263,923	$275,866	$11,943
Depreciation - Liability Derivatives
SELL	EUR	UBS AG	3,438,716	5/20/09	$4,430,097	$4,549,581	$(119,484)

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,539,205	36,251,364	(33,597,591)	8,192,978

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,169	$8,192,978

13

MFS® Municipal High Income Fund

4/30/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport & Port Revenue – 0.2%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$796,332
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	181,935
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	1,433,018

		$2,411,285

General Obligations - General Purpose – 0.4%
Commonwealth of Massachusetts, 5.375%, 2012 (c)(u)	4,000,000	$4,391,760
Luzerne County, PA, FSA, 6.75%, 2023	1,230,000	1,223,260
Texas Department of Transportation, 7%, 2012	86,875	87,633

		$5,702,653

General Obligations - Improvement – 0.1%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	$1,690,000	$1,265,117

General Obligations - Schools – 2.4%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$2,060,000	$594,104
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	2,095,000	564,938
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	4,185,000	1,056,629
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,700,000	507,586
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,285,000	318,898
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,715,000	379,152
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	5,945,000	2,844,266
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	6,000,000	2,480,040
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,255,000	1,366,984
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,921,579
Leander, TX, Independent School District, PSF, 0%, 2035	10,120,000	2,240,366
Los Angeles, CA, Unified School District, “D”, 5%, 2034	755,000	722,980
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	7,000,000	6,270,040
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,274,571
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	666,623
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,102,890
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,124,041
Prosper, TX, Independent School District, Capital Appreciation, School Building, PSF, 0%, 2031	2,595,000	766,459
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	2,960,000	1,158,218
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	2,995,000	1,024,649
San Mateo County, CA, Community College District, “B”, MBIA, 0%, 2032	10,000,000	2,423,300
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	2,205,000	581,040

		$31,389,353

Healthcare Revenue - Hospitals – 29.4%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,192,801
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	6,983,280
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	1,886,866
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	3,034,117
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,846,528
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	2,500,000	2,596,425
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,084,160
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	1,855,675

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	$8,730,000	$5,778,125
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	855,000	715,934
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	1,060,000	923,271
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,789,325
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,301,424
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	4,220,000	3,881,303
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	2,712,362
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	434,100
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	186,108
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	920,000	833,750
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,260,000	2,522,555
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,100,000	893,211
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	612,992
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), “A”, 6.75%, 2031	2,500,000	2,136,575
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	865,000	750,630
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,240,060
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	110,000	80,296
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,518,802
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	2,740,000	2,548,638
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,259,598
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	4,561,423
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	2,760,000	2,527,194
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	2,600,000	2,210,702
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	3,835,627
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	2,961,914
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	585,848
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	650,437
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	798,890
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,157,392
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,451,870
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,549,472
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	3,561,660

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	$1,925,000	$1,687,609
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	2,185,000	1,819,471
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,085,000	1,301,353
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,499,540
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,510,000	2,533,293
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,583,156
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	4,000,000	3,384,560
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	4,455,000	4,205,698
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	8,150,000	6,310,137
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	400,442
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,547,227
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	2,853,505
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	1,930,855
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,135,750
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,516,360
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	2,965,000	2,828,165
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,538,360
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,000,000	1,496,780
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	785,000	629,491
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,905,000	3,041,331
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,027,150
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,103,584
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,131,042
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,054,819
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	425,909
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	831,822
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,283,748
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,795,000	507,961
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	3,055,000	2,365,578
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,410,054
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,575,000	4,230,644
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	7,485,000	5,974,826
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	291,075

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	$5,400,000	$3,716,010
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	5,128,143
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	5,675,000	4,815,067
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	2,957,668
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	1,000,000	1,079,050
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	793,368
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,087,240
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,500,000	3,381,770
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	3,488,916
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	2,305,000	1,583,051
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,665,000	3,872,651
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	481,675
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,063,248
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	1,627,439
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	2,699,726
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021	1,000,000	901,730
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,264,768
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,166,992
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	185,000	154,784
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,023,092
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,100,000	784,553
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,523,135
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	146,097
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,295,000	1,352,679
New Jersey Health Care Facilities Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	6,195,520
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	870,324
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	329,634
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	1,429,697
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	3,626,720

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	$500,000	$395,890
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,062,171
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,629,597
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	992,725
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	480,000	370,330
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,435,000	1,107,131
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	910,000	705,059
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	950,000	626,658
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	3,866,990
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	761,742
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	873,599
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	838,040
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	4,120,000	3,847,874
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,409,350
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	3,349,843
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	470,000	491,620
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	3,710,000	2,752,672
Philadelphia, PA, Hospitals & Higher Educational Facilities Rev. (Temple University Health System), “A”, 6.625%, 2023	2,860,000	2,605,460
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,619,160
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	4,756,382
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	7,698,185
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	1,395,000	1,335,601
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	1,855,000	1,482,739
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	3,579,365
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,250,139
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	3,702,382
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	510,984
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	851,640
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	845,962
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,425,078
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	857,662

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	$1,250,000	$1,429,437
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	692,230
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,059,998
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	1,948,248
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,409,527
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	817,492
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,551,758
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,059,199
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	1,824,524
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	831,614
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	731,939
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	3,915,000	3,041,877
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	4,123,198
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	4,000,000	1,958,640
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	4,500,000	4,079,295
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	3,675,726
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	1,598,600
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,007,935
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	2,475,368
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,008,306
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,688,321
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023	1,745,000	1,116,800
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011	905,000	874,049
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	510,362
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	2,434,462
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,294,100
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,987,260
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,695,000	5,798,250
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	5,075,000	4,011,940
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,275,910
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,492,600
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	666,393
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	682,247
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	3,894,570
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,320,000	2,520,876

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	$2,250,000	$2,129,647
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	907,599
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	5,560,000	3,669,211
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	4,155,000	2,674,241
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,250,000	1,080,300
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,800,000	1,610,118
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	200,850

		$391,324,429

Healthcare Revenue - Long Term Care – 8.0%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$1,155,000	$820,269
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,825,685
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4% to 2009, 8% to 2036	4,760,000	3,166,971
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	971,665
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	4,140,000	2,839,709
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	434,087
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	514,832
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	420,000	478,229
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	390,800
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	990,000	831,907
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	1,708,953
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,149,918
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,194,105
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	907,911
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,347,428
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	384,648
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	1,020,000	717,101
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	2,500,000	1,551,800
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	2,750,000	1,536,563
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	2,867,278
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,500,000	1,363,410
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	987,285
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	1,500,000	899,700
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,551,253

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	$1,560,000	$957,512
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	1,510,000	849,994
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,004,864
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,239,810
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	2,928,707
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	990,741
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,078,361
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	749,560
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	458,150
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,805,000	4,512,197
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	1,711,520
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,520,000	2,051,482
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,343,621
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	3,375,000	1,892,801
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	515,760
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,200,000	1,402,038
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	791,959
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,458,875
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,830,000	1,375,666
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	3,287,254
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	747,545
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	177,652
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	6,215,000	4,769,329
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	6,255,000	5,379,425
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	2,677,678
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	447,037
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	842,446
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,200,000	1,540,594
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	1,574,348
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	3,004,360
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	375,000	294,889
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	340,000	245,820
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,161,406
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	704,141
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,192,355
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	254,791
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,336,654
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	1,882,683
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,190,167

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$1,690,000	$975,738
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	320,281
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	352,286
St. Johns County, FL Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,571,528
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame), “A”, 6%, 2038	475,000	317,124
Sterling, IL (Hoosier Care), 7.125%, 2034	1,285,000	963,146
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	983,145
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	949,450
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,615,188
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	785,000	507,463
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	4,000,000	3,155,280
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	785,220

		$106,961,548

Human Services – 1.3%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$2,451,751
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	712,309
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	1,025,000	1,064,104
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,246,880
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	979,576
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	2,508,693
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	85,000	84,428
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,422,899
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	825,000	773,198
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,867,115
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,031,242
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	501,000	467,994
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	1,250,000	733,937

		$17,344,126

Industrial Revenue - Airlines – 4.1%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$4,265,000	$1,612,767
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	11,605,000	4,372,300
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	3,230,000	1,294,003
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	6,965,923

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	$3,460,000	$1,779,028
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	3,471,616
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	1,700,000	1,451,715
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	5,450,000	4,052,184
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	4,317,012
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	1,250,000	500,675
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), FRN, 7.625%, 2025	20,965,000	15,978,265
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), FRN, 7.75%, 2031	11,820,000	8,839,823

		$54,635,311

Industrial Revenue - Chemicals – 0.5%
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$4,100,000	$2,839,086
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	3,354,914
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	82,004

		$6,276,004

Industrial Revenue - Environmental Services – 2.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$4,936,600
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	2,780,000	2,076,799
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	517,304
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	2,000,000	1,851,640
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	2,613,705
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	1,994,980
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	2,850,818
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	2,890,000	2,362,373
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,501,500
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,452,765
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	4,615,000	3,561,211

		$26,719,695

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389

		$1,435

Industrial Revenue - Other – 2.0%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC), 7.5%, 2018 (d)	$2,955,000	$44,325
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,293,708
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	1,500,000	652,965
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	800,000	638,352

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	$2,060,000	$831,334
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,331,550
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,576,378
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,291,890
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,164,469
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,202,572
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,268,756
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,215,000	3,803,785
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,855,000	1,674,026
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,299,171
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	1,668,100
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	4,000,000	3,063,760

		$26,805,141

Industrial Revenue - Paper – 1.6%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$961,572
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	4,010,000	2,423,925
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	2,347,500
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,363,263
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,495,746
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,224,905
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,360,000	951,810
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,149,353
Hodge, LA, Utility Rev. (Stone Container Corp.), 7.45%, 2024 (d)	5,950,000	1,011,500
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	4,000,000	3,056,960
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	1,809,977
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,028,577
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	8,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	68,300

		$21,901,388

Miscellaneous Revenue - Entertainment & Tourism – 0.4%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$2,600,000	$2,237,352
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	1,157,197	4,629
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	280,000	304,542

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	$210,000	$227,699
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	830,000	901,172
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	1,840,000	1,288,331
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	1,040,000	673,483

		$5,637,208

Miscellaneous Revenue - Other – 2.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$2,000,000	$2,185,640
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	740,617
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,770,000	2,125,061
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	1,831,474
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,390,000	1,056,887
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	520,000	397,103
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	795,000	503,847
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	5,380,000	5,201,761
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018	620,000	569,774
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,570,000	1,146,147
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,540,000	3,197,647
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	3,975,000	3,126,854
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	1,265,000	1,214,931
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	600,000	429,012
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	315,709
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,655,000	1,800,249
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	910,000	576,731
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	260,000	178,953

		$26,598,397

Multi-Family Housing Revenue – 1.9%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$1,685,000	$1,685,438
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	635,000	572,256
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	1,030,029
Charter Mac Equity Issuer Trust, FHLMC, 6.625%, 2009 (b)(n)	8,000,000	8,005,520
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	773,165
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,303,641
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	3,850,000	2,894,776
MuniMae TE Bond Subsidiary LLC, 6.875%, 2049 (z)	6,000,000	4,494,300
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,300,660
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,005,520
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,258,367

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	$1,000,000	$955,620

		$25,279,292

Sales & Excise Tax Revenue – 1.2%
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	$10,000,000	$10,124,100
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	855,000	670,910
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	3,150,000	3,421,278
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	6,825,000	2,221,537

		$16,437,825

Single Family Housing - Local – 0.8%
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	$230,000	$233,342
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	20,000	20,191
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	60,000	17,450
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,290,000	771,420
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	150,000	154,784
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015	450,000	226,539
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	350,000	363,629
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	1,005,000	1,048,496
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	75,000	78,731
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	135,000	95,201
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	165,000	174,946
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	220,000	225,203
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	905,000	905,842
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	375,000	397,999
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	300,000	309,054
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	1,230,000	1,256,408
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	675,000	680,488
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	790,000	796,249
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,400,000	1,441,272
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	540,000	548,289
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	670,000	704,512

		$10,450,045

Single Family Housing - State – 1.2%
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$265,000	$266,823
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	22,000	22,106
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	285,000	302,243
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	405,000	405,494
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	405,000	425,112
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	115,000	120,817
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	55,000	55,526
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	90,000	92,056
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,750,000	1,771,490
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,690,000	1,762,264

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	$75,000	$77,599
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	295,000	296,375
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	240,000	245,268
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	250,000	250,248
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	470,000	473,478
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	2,710,000	2,771,219
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	260,000	259,649
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	185,000	186,783
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	1,645,000	1,680,762
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	415,000	415,871
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	500,000	501,075
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	205,000	219,071
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,255,000	2,014,888
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	1,285,000	1,367,523

		$15,983,740

Solid Waste Revenue – 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,675,438
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,751,280
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	4,483,600

		$9,910,318

State & Agency - Other – 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$752,076
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	2,816,496

		$3,568,572

State & Local Agencies – 1.5%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$200,000	$217,490
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,485,000	1,614,863
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 5.5%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.725%, 2018 (p)	150,000	176,235
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	890,279
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	824,450
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	550,000	448,690
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	6,900,205
Harris County, TX, 5.8%, 2014	878,416	828,742
Harris County, TX, 5.625%, 2020	2,003,364	1,760,717
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	4,000,000	3,919,640
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	980,000	916,222
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,086,030

		$19,633,563

Student Loan Revenue – 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,406,051
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029	1,500,000	1,358,115

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$4,965,000	$4,811,830

		$8,575,996

Tax - Other – 0.5%
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032	$6,310,000	$934,448
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	4,000,000	3,923,000
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,500,000	1,443,855

		$6,301,303

Tax Assessment – 6.6%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$2,612,340
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	450,000	346,401
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,450,000	836,650
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,810,000	1,019,356
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	660,000	531,775
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	1,782,277
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,023,852
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	2,025,000	1,026,331
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,074,306
Belmont, FL, Community Development District Capital Improvement Rev., “B”, 5.125%, 2014 (d)	2,950,000	795,704
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	1,875,000	1,330,744
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	685,000	589,443
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	970,000	532,821
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	650,000	486,844
Concorde Estates, FL, Community Development District, “B”, 5%, 2011	385,000	297,990
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,600,000	1,366,014
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,725,000	1,542,786
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	564,458
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	3,615,000	2,355,932
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	460,000	333,408
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,785,000	1,100,792
Fishhawk Community Development District, FL, 5.125%, 2009	965,000	778,784
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	620,000	348,552
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	2,709,286
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	70,000	70,000
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	756,198
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,040,000	1,282,262
Katy, TX, Development Authority Rev., “B”, 6%, 2018	4,600,000	3,731,566
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	640,000	416,000
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	935,000	561,000

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	$2,862,000	$2,133,879
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,810,000	1,036,985
Landmark At Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015 (a)	2,000,000	1,023,340
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,580,000	852,220
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,370,000	696,864
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	4,150,000	2,515,398
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,895,000	1,221,820
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,135,751
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	765,000	534,146
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	737,068
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	282,470
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,194,252
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	1,360,000	503,132
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,210,000	930,345
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	225,000	174,830
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	601,902
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	700,000	413,581
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	740,000	591,334
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,288,092
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	942,315
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,945,000	2,195,826
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	565,000	451,294
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	1,220,000	768,258
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	565,403
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (q)	895,000	447,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)	1,000,000	350,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	1,130,000	709,934
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	1,120,000	951,888
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,240,000	656,692
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	3,020,000	2,352,973
Paseo Community Development District, FL, “B”, 4.875%, 2010	2,625,000	1,574,659
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	395,386
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	4,405,000	1,541,750
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	495,000	345,352
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	3,215,000	1,657,172
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	2,343,950
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	610,000	591,523

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	$2,700,000	$1,866,267
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,795,000	1,015,880
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	2,000,000	1,005,360
Stoneybrook South Community Development District, FL, Special Assessment, “B”, 5.45%, 2015	2,000,000	1,167,840
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	1,266,100
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	707,865
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	2,562,253
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	1,393,723
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,115,000	1,148,466
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,170,000	1,333,205
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	940,000	594,851
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	419,514
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	630,000	360,076
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	813,100
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	1,970,000	1,089,548
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	1,090,000	600,492

		$87,257,696

Tobacco – 6.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$495,000	$555,900
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	9,305,000	9,939,601
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	2,500,000	1,483,225
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	21,515,000	14,492,719
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	780,000	447,860
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	6,835,000	3,819,535
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	9,130,000	5,631,475
Buckeye, OH, Tobacco Settlement Financing Corp., 5.125%, 2024	3,000,000	2,364,750
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	1,525,000	728,386
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,785,000	2,753,815
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,880,000	2,600,870
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	593,888
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,632,790
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	11,775,000	742,414
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	2,617,029
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	4,915,000	3,756,141
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	4,825,104
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	11,470,000	6,537,212
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,155,000	2,332,960
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	54,602
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	7,465,000	3,830,590
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	22,705,000	199,577
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	7,265,000	469,682

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	$5,640,000	$217,760
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	3,725,000	4,068,855
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	5,035,000	2,667,039
Washington Tobacco Settlement Authority, 6.5%, 2026	985,000	932,273

		$82,296,052

Toll Roads – 2.5%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$10,725,000	$10,633,945
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	12,305,000	2,721,620
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	6,095,000	6,350,015
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)(f)	13,400,000	13,098,366

		$32,803,946

Transportation - Special Tax – 1.3%
Arizona Transportation Board Highway Rev., “B”, 5%, 2033	$9,780,000	$10,039,659
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	6,000,000	7,433,100

		$17,472,759

Universities - Colleges – 6.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,305,000	$1,044,496
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	1,541,511
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	2,320,869
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	644,110
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	1,800,366
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,660,000	1,191,465
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	1,578,471
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,935,000	1,985,465
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	4,075,000	3,734,167
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	1,620,990
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	896,455
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	954,747
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	208,753
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,028,743
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	502,133
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,240,000	2,238,499
Harrisburg, PA, University Authority Rev. (Harrisburg University of Science), “A”, 5.4%, 2016	395,000	375,918
Houston, TX, Community College Systems, COP, MBIA, 7.875%, 2012 (c)	9,150,000	10,208,198
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,112,709
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,429,750
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,323,028
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	879,020
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,034,088
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,185,644
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	803,058

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	$430,000	$331,405
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,228,617
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	3,228,008
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,137,300
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,137,300
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,305,696
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	4,210,022
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,095,109
San Leanna Education Facilities Corp. Education Rev. (St. Edwards University Project), 5%, 2014	440,000	448,065
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	930,869
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	260,000	265,616
Tulsa, OK, Tulsa Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,029,236
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,544,113

		$85,534,009

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,345,000	$1,426,792
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	1,721,781
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,743,990
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,335,000	1,041,313

		$5,933,876

Universities - Secondary Schools – 1.4%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,710,000	$1,924,622
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	4,055,076
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	2,760,000	1,896,838
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	957,794
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	1,783,869
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018	985,000	684,063
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	460,000	241,091
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	306,963
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	489,219
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,031,442
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,225,851

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	$1,065,000	$698,076
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	1,988,749

		$18,283,653

Utilities - Cogeneration – 0.4%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$525,000	$503,533
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,083,307
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	1,700,000	1,386,826
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	950,000	763,667
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	2,300,000	1,567,335

		$5,304,668

Utilities - Investor Owned – 2.6%
Brazos River Authority Texas Pollution Control Rev. (TXU Electric), 8.25%, 2030	$1,000,000	$411,000
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	7,265,000	4,337,278
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	310,000	145,728
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,119,952
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 4.875%, 2033	2,000,000	1,384,980
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	3,205,332
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	4,038,615
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	1,390,000	1,247,483
Farmington, NM, Pollution Control Rev. (Tucson Electric), “A”, 6.95%, 2020	3,000,000	3,000,060
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	1,882,776
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	3,450,000	2,792,878
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,816,968
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	544,569
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,635,000	2,218,696
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	529,560
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	2,250,000	1,343,273
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,805,000	1,749,316
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	2,018,406

		$34,786,870

Utilities - Other – 1.8%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	$2,245,000	$1,687,230
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,300,000	3,519,550
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	3,350,680
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	4,686,742
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,275,000	1,548,865
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	2,000,000	1,758,300
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,010,000	1,710,731
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	1,865,707
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	3,215,000	2,659,577
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,665,000	1,353,628

		$24,141,010

Water & Sewer Utility Revenue – 4.8%
Alabama Drinking Water Finance Authority, “A”, AMBAC, 4%, 2028	$5,000,000	$4,494,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,155,719

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,215,000	$1,140,800
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,080,329
Los Angeles, CA, Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 4.75%, 2039	4,920,000	4,514,543
Massachusetts Water Pollution Abatement, 5.25%, 2028	4,000,000	4,471,240
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	8,220,000	7,561,003
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	5,185,000	5,554,379
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	2,750,000	2,646,353
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	5,000,000	4,946,000
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	5,520,000	5,537,995
New York, NY, Municipal Water & Sewer Finance Authority Rev., “DD”, 5%, 2039	5,000,000	4,938,350
Seattle, WA, Water System Rev., Refunding & Improvement, 5.25%, 2033	5,000,000	5,169,500
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	1,995,000	2,009,883

		$64,220,594

Total Municipal Bonds		$1,299,148,877

Money Market Funds (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	21,424,488	$21,424,488

Total Investments		$1,320,573,365

Other Assets, Less Liabilities – 0.9%		11,445,054

Net Assets – 100.0%		$1,332,018,419

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,445,145, representing 1.2% of net assets.

(p)	Primary inverse floater.

(q)	Interest received was less than stated coupon rate.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 6.875%, 2049	5/18/99	$6,000,000	$4,494,300
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	2,000,000	1,300,660
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,005,520

Total Restricted Securities			$6,800,480
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 4/30/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$21,424,488	$1,299,148,877	$—	$1,320,573,365
Other Financial Instruments	$472,523	$—	$—	$472,523

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,599,129,316

Gross unrealized appreciation	$31,057,924
Gross unrealized depreciation	(321,625,545)

Net unrealized appreciation (depreciation)	$(290,567,621)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 4/30/09

Futures contracts outstanding at 4/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	114	$13,972,125	Jun-09	$472,523

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,555,130	64,923,362	(57,054,004)	21,424,488

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,153	$21,424,488

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.